Other disclosures - Contractual maturities of rest of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Financial assets held for trading	€ 92,879	€ 125,618	€ 125,458	€ 148,187
Financial assets designated at fair value through profit or loss	57,460	42,075	34,782	31,609
Non-trading financial assets mandatorily at fair value through profit or loss	10,730	4,987
Financial assets at fair value through other comprehensive income	121,091	126,353
Financial assets available-for-sale			133,271	116,774
Hedging derivatives, Assets	8,607		8,537	10,377
Accumulated amount of fair value adjustments on the hedged item - Assets	1,088		1,287	1,481
TOTAL FINANCIAL ASSETS	173,435
Liabilities
Financial liabilities held for trading	70,343	107,634	107,624	108,765
Financial liabilities designated at fair value through profit or loss	68,058	59,616	59,616	40,263
Hedging derivatives, Liabilities	6,363	8,034	8,044	8,156
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	303	330	330	448
TOTAL LIABILITIES	145,067
1 month
Assets
Financial assets held for trading	4,512
Financial assets designated at fair value through profit or loss	21,598
Non-trading financial assets mandatorily at fair value through profit or loss	3,215
Hedging derivatives, Assets	609
Accumulated amount of fair value adjustments on the hedged item - Assets	106
TOTAL FINANCIAL ASSETS	30,040
Liabilities
Financial liabilities held for trading	10,473
Financial liabilities designated at fair value through profit or loss	29,574
Hedging derivatives, Liabilities	485
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	3
TOTAL LIABILITIES	40,535
3 months
Assets
Financial assets held for trading	3,564
Financial assets designated at fair value through profit or loss	13,045
Non-trading financial assets mandatorily at fair value through profit or loss	346
Hedging derivatives, Assets	166
Accumulated amount of fair value adjustments on the hedged item - Assets	7
TOTAL FINANCIAL ASSETS	17,128
Liabilities
Financial liabilities held for trading	3,351
Financial liabilities designated at fair value through profit or loss	7,017
Hedging derivatives, Liabilities	144
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	5
TOTAL LIABILITIES	10,517
3 to 12 months
Assets
Financial assets held for trading	6,793
Financial assets designated at fair value through profit or loss	5,625
Non-trading financial assets mandatorily at fair value through profit or loss	17
Hedging derivatives, Assets	474
Accumulated amount of fair value adjustments on the hedged item - Assets	20
TOTAL FINANCIAL ASSETS	12,929
Liabilities
Financial liabilities held for trading	1,104
Financial liabilities designated at fair value through profit or loss	864
Hedging derivatives, Liabilities	321
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	23
TOTAL LIABILITIES	2,312
1 to 3 years
Assets
Financial assets held for trading	22,084
Financial assets designated at fair value through profit or loss	5,215
Non-trading financial assets mandatorily at fair value through profit or loss	125
Hedging derivatives, Assets	2,167
Accumulated amount of fair value adjustments on the hedged item - Assets	28
TOTAL FINANCIAL ASSETS	29,619
Liabilities
Financial liabilities held for trading	16,123
Financial liabilities designated at fair value through profit or loss	1,497
Hedging derivatives, Liabilities	362
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	64
TOTAL LIABILITIES	18,046
3 to 5 years
Assets
Financial assets held for trading	19,350
Financial assets designated at fair value through profit or loss	4,065
Non-trading financial assets mandatorily at fair value through profit or loss	2
Hedging derivatives, Assets	957
Accumulated amount of fair value adjustments on the hedged item - Assets	59
TOTAL FINANCIAL ASSETS	24,433
Liabilities
Financial liabilities held for trading	16,457
Financial liabilities designated at fair value through profit or loss	999
Hedging derivatives, Liabilities	651
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	60
TOTAL LIABILITIES	18,167
More than five years
Assets
Financial assets held for trading	36,576
Financial assets designated at fair value through profit or loss	7,912
Non-trading financial assets mandatorily at fair value through profit or loss	7,025
Hedging derivatives, Assets	4,234
Accumulated amount of fair value adjustments on the hedged item - Assets	868
TOTAL FINANCIAL ASSETS	59,286
Liabilities
Financial liabilities held for trading	22,835
Financial liabilities designated at fair value through profit or loss	28,107
Hedging derivatives, Liabilities	4,400
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	148
TOTAL LIABILITIES	55,490
Derivatives
Liabilities
Financial liabilities held for trading	55,341	57,902	57,892	74,369
Derivatives | 1 month
Liabilities
Financial liabilities held for trading	2,897
Derivatives | 3 months
Liabilities
Financial liabilities held for trading	2,874
Derivatives | 3 to 12 months
Liabilities
Financial liabilities held for trading	822
Derivatives | 1 to 3 years
Liabilities
Financial liabilities held for trading	14,323
Derivatives | 3 to 5 years
Liabilities
Financial liabilities held for trading	14,956
Derivatives | More than five years
Liabilities
Financial liabilities held for trading	19,469
Short positions
Liabilities
Financial liabilities held for trading	15,002	20,979	20,979	23,005
Short positions | 1 month
Liabilities
Financial liabilities held for trading	7,576
Short positions | 3 months
Liabilities
Financial liabilities held for trading	477
Short positions | 3 to 12 months
Liabilities
Financial liabilities held for trading	282
Short positions | 1 to 3 years
Liabilities
Financial liabilities held for trading	1,800
Short positions | 3 to 5 years
Liabilities
Financial liabilities held for trading	1,501
Short positions | More than five years
Liabilities
Financial liabilities held for trading	3,366
Deposits
Liabilities
Financial liabilities held for trading		28,753	28,753	11,391
Financial liabilities designated at fair value through profit or loss	65,304	55,971	55,971	37,472
Deposits | 1 month
Liabilities
Financial liabilities designated at fair value through profit or loss	29,522
Deposits | 3 months
Liabilities
Financial liabilities designated at fair value through profit or loss	6,947
Deposits | 3 to 12 months
Liabilities
Financial liabilities designated at fair value through profit or loss	627
Deposits | 1 to 3 years
Liabilities
Financial liabilities designated at fair value through profit or loss	531
Deposits | 3 to 5 years
Liabilities
Financial liabilities designated at fair value through profit or loss	455
Deposits | More than five years
Liabilities
Financial liabilities designated at fair value through profit or loss	27,222
Deposits - Central banks
Liabilities
Financial liabilities held for trading			282	1,351
Financial liabilities designated at fair value through profit or loss	14,816		8,860	9,112
Deposits - Central banks | 1 month
Liabilities
Financial liabilities designated at fair value through profit or loss	9,804
Deposits - Central banks | 3 months
Liabilities
Financial liabilities designated at fair value through profit or loss	4,940
Deposits - Central banks | 3 to 12 months
Liabilities
Financial liabilities designated at fair value through profit or loss	72
Deposits - Credit institutions
Liabilities
Financial liabilities held for trading			292	44
Financial liabilities designated at fair value through profit or loss	10,891		18,166	5,015
Deposits - Credit institutions | 1 month
Liabilities
Financial liabilities designated at fair value through profit or loss	8,809
Deposits - Credit institutions | 3 months
Liabilities
Financial liabilities designated at fair value through profit or loss	949
Deposits - Credit institutions | 3 to 12 months
Liabilities
Financial liabilities designated at fair value through profit or loss	271
Deposits - Credit institutions | 1 to 3 years
Liabilities
Financial liabilities designated at fair value through profit or loss	188
Deposits - Credit institutions | 3 to 5 years
Liabilities
Financial liabilities designated at fair value through profit or loss	229
Deposits - Credit institutions | More than five years
Liabilities
Financial liabilities designated at fair value through profit or loss	445
Deposits - Customers
Liabilities
Financial liabilities held for trading			28,179	9,996
Financial liabilities designated at fair value through profit or loss	39,597		28,945	23,345
Deposits - Customers | 1 month
Liabilities
Financial liabilities designated at fair value through profit or loss	10,909
Deposits - Customers | 3 months
Liabilities
Financial liabilities designated at fair value through profit or loss	1,058
Deposits - Customers | 3 to 12 months
Liabilities
Financial liabilities designated at fair value through profit or loss	284
Deposits - Customers | 1 to 3 years
Liabilities
Financial liabilities designated at fair value through profit or loss	343
Deposits - Customers | 3 to 5 years
Liabilities
Financial liabilities designated at fair value through profit or loss	226
Deposits - Customers | More than five years
Liabilities
Financial liabilities designated at fair value through profit or loss	26,777
Debt instruments liability
Liabilities
Financial liabilities designated at fair value through profit or loss	2,305	3,056	3,056	2,791
Debt instruments liability | 1 month
Liabilities
Financial liabilities designated at fair value through profit or loss	13
Debt instruments liability | 3 months
Liabilities
Financial liabilities designated at fair value through profit or loss	70
Debt instruments liability | 3 to 12 months
Liabilities
Financial liabilities designated at fair value through profit or loss	237
Debt instruments liability | 1 to 3 years
Liabilities
Financial liabilities designated at fair value through profit or loss	556
Debt instruments liability | 3 to 5 years
Liabilities
Financial liabilities designated at fair value through profit or loss	544
Debt instruments liability | More than five years
Liabilities
Financial liabilities designated at fair value through profit or loss	885
Other financial liabilities
Liabilities
Financial liabilities designated at fair value through profit or loss	449	589	589
Other financial liabilities | 1 month
Liabilities
Financial liabilities designated at fair value through profit or loss	39
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities designated at fair value through profit or loss	410
Derivatives
Assets
Financial assets held for trading	55,939	57,243	57,243	72,043
Derivatives | 1 month
Assets
Financial assets held for trading	2,691
Derivatives | 3 months
Assets
Financial assets held for trading	3,165
Derivatives | 3 to 12 months
Assets
Financial assets held for trading	899
Derivatives | 1 to 3 years
Assets
Financial assets held for trading	15,189
Derivatives | 3 to 5 years
Assets
Financial assets held for trading	14,098
Derivatives | More than five years
Assets
Financial assets held for trading	19,897
Equity instruments
Assets
Financial assets held for trading	8,938	21,353	21,353	14,497
Financial assets designated at fair value through profit or loss			933	546
Non-trading financial assets mandatorily at fair value through profit or loss	3,260	2,584
Financial assets at fair value through other comprehensive income	2,671	3,169
Financial assets available-for-sale			4,790	5,487	€ 4,849
Equity instruments | More than five years
Assets
Financial assets held for trading	8,938
Non-trading financial assets mandatorily at fair value through profit or loss	3,260
Financial assets at fair value through other comprehensive income	2,671
Debt instruments asset
Assets
Financial assets held for trading	27,800	36,554	36,351	48,922
Financial assets designated at fair value through profit or loss	3,222	3,286	3,485	3,398
Non-trading financial assets mandatorily at fair value through profit or loss	5,587	1,792
Financial assets at fair value through other comprehensive income	116,819	122,077
Financial assets available-for-sale	118,420		128,481	111,287
Debt instruments asset | On demand
Assets
Financial assets available-for-sale			326	200
Debt instruments asset | 1 month
Assets
Financial assets held for trading	1,821
Financial assets designated at fair value through profit or loss	604
Non-trading financial assets mandatorily at fair value through profit or loss	1,876
Financial assets available-for-sale			2,467	5,986
Debt instruments asset | 3 months
Assets
Financial assets held for trading	399
Financial assets designated at fair value through profit or loss	7
Non-trading financial assets mandatorily at fair value through profit or loss	20
Financial assets available-for-sale			1,646	2,007
Debt instruments asset | 3 to 12 months
Assets
Financial assets held for trading	5,894
Financial assets designated at fair value through profit or loss	304
Financial assets available-for-sale			11,497	5,442
Debt instruments asset | 1 to 3 years
Assets
Financial assets held for trading	6,895
Financial assets designated at fair value through profit or loss	727
Financial assets available-for-sale			22,447	23,574
Debt instruments asset | 3 to 5 years
Assets
Financial assets held for trading	5,252
Financial assets designated at fair value through profit or loss	348
Non-trading financial assets mandatorily at fair value through profit or loss	2
Financial assets available-for-sale			11,164	13,900
Debt instruments asset | More than five years
Assets
Financial assets held for trading	7,539
Financial assets designated at fair value through profit or loss	1,232
Non-trading financial assets mandatorily at fair value through profit or loss	3,689
Financial assets available-for-sale			78,934	60,178
Loans and advances
Assets
Financial assets held for trading	202	10,468	10,511	12,725
Financial assets designated at fair value through profit or loss	54,238	38,789	30,364	27,665
Non-trading financial assets mandatorily at fair value through profit or loss	1,883	611
Financial assets at fair value through other comprehensive income	1,601	€ 1,107
Loans and advances | 1 month
Assets
Financial assets designated at fair value through profit or loss	20,994
Non-trading financial assets mandatorily at fair value through profit or loss	1,339
Loans and advances | 3 months
Assets
Financial assets designated at fair value through profit or loss	13,038
Non-trading financial assets mandatorily at fair value through profit or loss	326
Loans and advances | 3 to 12 months
Assets
Financial assets designated at fair value through profit or loss	5,321
Non-trading financial assets mandatorily at fair value through profit or loss	17
Loans and advances | 1 to 3 years
Assets
Financial assets designated at fair value through profit or loss	4,488
Non-trading financial assets mandatorily at fair value through profit or loss	125
Loans and advances | 3 to 5 years
Assets
Financial assets designated at fair value through profit or loss	3,717
Loans and advances | More than five years
Assets
Financial assets held for trading	202
Financial assets designated at fair value through profit or loss	6,680
Non-trading financial assets mandatorily at fair value through profit or loss	76
Loans and advances - Central banks
Assets
Financial assets designated at fair value through profit or loss	9,226
Loans and advances - Central banks | 1 month
Assets
Financial assets designated at fair value through profit or loss	1,211
Loans and advances - Central banks | 3 months
Assets
Financial assets designated at fair value through profit or loss	5,433
Loans and advances - Central banks | 3 to 12 months
Assets
Financial assets designated at fair value through profit or loss	2,582
Loans and advances - Credit institutions
Assets
Financial assets held for trading			1,696	3,221
Financial assets designated at fair value through profit or loss	23,097		9,889	10,069
Non-trading financial assets mandatorily at fair value through profit or loss	2
Loans and advances - Credit institutions | 1 month
Assets
Financial assets designated at fair value through profit or loss	14,587
Non-trading financial assets mandatorily at fair value through profit or loss	2
Loans and advances - Credit institutions | 3 months
Assets
Financial assets designated at fair value through profit or loss	4,131
Loans and advances - Credit institutions | 3 to 12 months
Assets
Financial assets designated at fair value through profit or loss	778
Loans and advances - Credit institutions | 1 to 3 years
Assets
Financial assets designated at fair value through profit or loss	1,327
Loans and advances - Credit institutions | 3 to 5 years
Assets
Financial assets designated at fair value through profit or loss	579
Loans and advances - Credit institutions | More than five years
Assets
Financial assets designated at fair value through profit or loss	1,695
Loans and advances - Customers
Assets
Financial assets held for trading	202		8,815	9,504
Financial assets designated at fair value through profit or loss	21,915		€ 20,475	€ 17,596
Non-trading financial assets mandatorily at fair value through profit or loss	1,881
Financial assets at fair value through other comprehensive income	1,601
Loans and advances - Customers | 1 month
Assets
Financial assets designated at fair value through profit or loss	5,196
Non-trading financial assets mandatorily at fair value through profit or loss	1,337
Loans and advances - Customers | 3 months
Assets
Financial assets designated at fair value through profit or loss	3,474
Non-trading financial assets mandatorily at fair value through profit or loss	326
Loans and advances - Customers | 3 to 12 months
Assets
Financial assets designated at fair value through profit or loss	1,961
Non-trading financial assets mandatorily at fair value through profit or loss	17
Loans and advances - Customers | 1 to 3 years
Assets
Financial assets designated at fair value through profit or loss	3,161
Non-trading financial assets mandatorily at fair value through profit or loss	125
Loans and advances - Customers | 3 to 5 years
Assets
Financial assets designated at fair value through profit or loss	3,138
Loans and advances - Customers | More than five years
Assets
Financial assets held for trading	202
Financial assets designated at fair value through profit or loss	4,985
Non-trading financial assets mandatorily at fair value through profit or loss	€ 76